Georgraphic Segment Information	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Segment Reporting [Abstract]
GEORGRAPHIC SEGMENT INFORMATION
Note 15 - GEOGRAPHIC SEGMENT INFORMATION

As a result of the reverse merger on June 30, 2013 the Company operates in two regions: Australia and United States of America.

All inter-company transactions are eliminated in consolidation. For the quarter ended September 30, 2013 and 2012, geographic segment information is as follows:

	Three Months Ended September 30, 2013				Three Months Ended September 30, 2012
	Australia	USA	Elimination	Consolidated	Australia	USA	Elimination	Consolidated
Revenue	$1,373,452	$1,639	$-	$1,375,091	$1,307,305	$-	$-	$1,307,305
Cost of Revenue	934,313	22,332	-	956,645	889,062	-	-	889,062
Total Expenses	592,395	296,420	-	888,815	382,702	-	-	382,702
Other Income (Expense)	210,139	(660)	-	209,479	123,492	-	-	123,492
Net Income (Loss)	16,653	(317,773)	-	(301,120)	154,105	-	-	154,105
Assets	42,333,777	558,664		42,892,441	37,190,011	-	-	37,190,011
Debt	35,057,956	59,271		35,117,227	28,774,919	-	-	28,774,919

Note 13 - GEORGRAPHIC SEGMENT INFORMATION

As a result of the reverse merger on June 30, 2013 the Company operates in two regions: Australia and United States of America.

All inter-company transactions are eliminated in consolidation. For the twelve months ended June 30, 2013 and 2012, geographic segment information is as follows:

		Twelve Months Ended June 30, 2013				Twelve Months Ended June 30, 2012
	Australia	USA	Elimination	Consolidated	Australia	USA	Elimination	Consolidated
Net Sales	$6,098,374	$-	$-	$6,098,374	$4,171,622	$-	$-	$4,171,622
Cost of Sales	3,700,918	-	-	3,700,918	2,622,383	-	-	2,622,383
Total Expenses	2,271,366	-	-	2,271,366	1,675,873	-	-	1,675,873
Other Income	(441,908)	-	-	(441,908)	(384,220)	-	-	(384,220)
Net Income (Loss)	(11,846)	-	-	(11,846)	257,586	-	-	257,586
Assets	40,892,905	326,425	-	41,219,330	40,227,248	-	-	40,227,248
Debt	33,693,546	3,000	-	33,696,546	32,208,189	-	-	32,208,189